EQUITY (Details Narrative)									3 Months Ended			6 Months Ended	9 Months Ended			12 Months Ended
	Oct. 23, 2023	Oct. 23, 2023	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares shares	Nov. 02, 2022	Mar. 29, 2022 USD ($) $ / shares shares	Nov. 04, 2021 USD ($) $ / shares shares	Nov. 04, 2021 CAD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares shares		Jun. 30, 2023 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares shares		Sep. 30, 2022 USD ($) $ / shares shares		Sep. 30, 2022 $ / shares	Nov. 04, 2021 $ / shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common Stock, Shares Authorized, Unlimited [Fixed List]													Unlimited			Unlimited		Unlimited
Common Stock, No Par Value | $ / shares									$ 0				$ 0			$ 0		$ 0
Common Stock, Shares, Outstanding | shares									551,503	[1]			551,503	[1]		551,503	[1],[2]	483,150	[2]
Stockholders' Equity, Reverse Stock Split	4:1	4:1			60:1
Warrants and Rights Outstanding, Term									5 years				5 years
Share Price | $ / shares																		$ 10.17
Payments of Stock Issuance Costs															$ 93,861	$ 136,623		$ 1,067,868
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																		1.50%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term																		10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																		96.56%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate
Payments for Repurchase of Warrants			$ 544,164	$ 544,164
[custom:DeemedDividend]											$ (543,234)	$ 543,234			(543,234)	$ (543,234)
Fair Value Adjustment of Warrants				$ 930							(136)	930			(22,570)	(22,570)		(178,509)
Proceeds from Issuance of Warrants									$ 431,666						781,953	781,953
Stock Issued During Period, Value, New Issues											(93,861)				(93,861)	$ (136,623)		(1,059,197)
Percentage issued and outstanding for common stock									10.00%				10.00%			10.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term													10 years			10 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value
Share-Based Payment Arrangement, Option, Exercise Price Range, Lower Range Limit | $ / shares													$ 8.88			$ 9.00
Share-Based Payment Arrangement, Option, Exercise Price Range, Upper Range Limit | $ / shares													$ 88.80			$ 90.00
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term													5 years 11 months 4 days			6 years 10 months 28 days
Deferred Compensation Arrangement with Individual, Allocated Share-Based Compensation Expense															318	$ 318		546,335
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding
[custom:GainOnFairValueAdjustmentOfWarrants]																23,500		178,509
[custom:DeemedDividend]											$ 543,234	$ (543,234)			$ 543,234	543,234
Think Equity LLC [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other Expenses																		131,560
Cash																		$ 754,058
Class of Warrant or Right, Outstanding | shares																		19,640
Adjustment of Warrants Granted for Services																		$ 858,429
Non Brokered Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares							11,029	11,029
Proceeds from Issuance of Common Stock							$ 571,760	$ 714,700
Payments of Stock Issuance Costs																		$ 8,671
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																		0.98%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term																		2 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																		153.02%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate																		0.00%
Sale of Stock, Price Per Share | (per share)							$ 51.84														$ 64.80
Class of Warrant or Right, Exercise Price of Warrants or Rights | (per share)																		$ 94.61		$ 129.60
Proceeds from Issuance of Warrants																		$ 202,009
Warrants and Rights Outstanding																		34,733
Other Expenses																		$ 800
Brokered Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Term																		5 years
Stock Issued During Period, Shares, New Issues | shares						196,369
Proceeds from Issuance of Common Stock						$ 7,540,580
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																		2.45%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term																		5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																		134.66%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate																		0.00%
Sale of Stock, Price Per Share | $ / shares						$ 38.40
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																		$ 50.40
Proceeds from Issuance of Warrants																		$ 607,170
Other Expenses																		$ 159,271
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Fair Value Adjustment of Warrants									$ 494,219							$ 202,009
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right | shares																		5,515
Incentive Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				4.21%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term				3 years 9 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate				137.62%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Finder Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				3.68%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term				5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate				128.81%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate				0.00%
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																0.98%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term																2 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate																153.02%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate																0.00%
Warrant [Member] | Non Brokered Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock Issued During Period, Shares, New Issues | shares																		670
Stock Issued During Period, Value, New Issues																		$ 24,543
Warrant Exercise Incentive Program [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
[custom:NumberOfWarrantsForWhichExercisePriceAmended] | shares																253,966
Stock Issued During Period, Shares, New Issues | shares				68,353
Shares Issued, Price Per Share | $ / shares			$ 11.44	$ 11.44							$ 11.44	$ 11.44			$ 11.44
Proceeds from Issuance of Common Stock				$ 781,953
[custom:NetProceedsFromIssuanceOfCommonStock]				645,330
Payments of Stock Issuance Costs				$ 62,556
[custom:NumberOfWarrantsIssuedAsAFindersFee] | shares				5,470
[custom:ValueOfIncentiveWarrants]				$ 449,005
[custom:ValueOfFindersWarrants]				35,919
Legal Fees				$ 74,066
Warrant Exercise Incentive Program [Member] | Incentive Warrants [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants and Rights Outstanding, Term																5 years
Share Price | $ / shares																$ 18.00
Warrant Exercise Incentive Program [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, Exercise Price, Increase | $ / shares																50.40
Warrant Exercise Incentive Program [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrant, Exercise Price, Increase | $ / shares																$ 11.44

[1]	The number of shares has been restated to reflect the 4:1 reverse stock split effective on October 23, 2023 (Note 1). All historical share and per share amounts reflected in this report have been adjusted to reflect the reverse stock split.
[2]	The number of shares has been restated to reflect the 60:1 reverse stock split effective on November 2, 2022 and the 4:1 reverse stock split effective on October 23, 2023 (Note 1). All historical share and per share amounts reflected in this report have been adjusted to reflect the reverse stock splits.